Investments in Partially Owned Entities (Details) (USD $)	3 Months Ended								12 Months Ended			24 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2008
Partially Owned Property Balance Sheet Schedule
Partially Owned Consolidated Properties	21								21			21
Partially Owned Consolidated Units	3,916								3,916			3,916
ASSETS
Investment in real estate	$ 20,407,946,000				$ 19,702,371,000				$ 20,407,946,000	$ 19,702,371,000		$ 20,407,946,000
Accumulated depreciation	(4,539,583,000)				(4,337,357,000)				(4,539,583,000)	(4,337,357,000)		(4,539,583,000)
Investment in real estate, net	15,868,363,000				15,365,014,000				15,868,363,000	15,365,014,000		15,868,363,000
Cash and cash equivalents	383,921,000				431,408,000				383,921,000	431,408,000	193,288,000	383,921,000	890,794,000
Deposits - restricted	152,237,000				180,987,000				152,237,000	180,987,000		152,237,000
Escrow deposits - mortgage	10,692,000				12,593,000				10,692,000	12,593,000		10,692,000
Deferred financing costs, net	44,608,000				42,033,000				44,608,000	42,033,000		44,608,000
Other assets	187,155,000				148,992,000				187,155,000	148,992,000		187,155,000
Total assets	16,659,303,000				16,184,194,000				16,659,303,000	16,184,194,000		16,659,303,000
LIABILITIES AND EQUITY
Total Debt	4,111,487,000				4,762,896,000				4,111,487,000	4,762,896,000		4,111,487,000
Accounts payable and accrued expenses	35,206,000				39,452,000				35,206,000	39,452,000		35,206,000
Accrued interest payable	88,121,000				98,631,000				88,121,000	98,631,000		88,121,000
Other liabilities	291,289,000				304,202,000				291,289,000	304,202,000		291,289,000
Security deposits	65,286,000				60,812,000				65,286,000	60,812,000		65,286,000
Total liabilities	10,380,042,000				10,592,078,000				10,380,042,000	10,592,078,000		10,380,042,000
Noncontrolling Interests - Partially Owned Properties	74,306,000				7,991,000				74,306,000	7,991,000		74,306,000
Total liabilities and equity	16,659,303,000				16,184,194,000				16,659,303,000	16,184,194,000		16,659,303,000
Partially Owned Property Income Statement Schedule
Operating revenue									1,969,269,000	1,754,244,000	1,620,815,000
Depreciation									642,415,000	608,612,000	514,200,000
General and administrative/other									43,606,000	39,881,000	38,985,000
Operating income	159,953,000	147,850,000	141,104,000	115,953,000	74,578,000	102,631,000	95,644,000	95,837,000	564,860,000	368,690,000	424,518,000
Interest and Other Income									7,977,000	5,166,000	16,578,000
Interest:
Expense incurred, net									(468,320,000)	(465,792,000)	(490,670,000)
Amortization of Financing Costs									(17,006,000)	(10,114,000)	(12,327,000)
Income (loss) before income and other taxes, (loss) from investments in unconsolidated entities, net gain (loss) on sales of unconsolidated entities and land parcels and discontinued operations									72,954,000	(113,978,000)	(68,378,000)
Income and other tax (expense) benefit									(728,000)	(292,000)	(2,716,000)
Net gain (loss) on sales of land parcels									4,217,000	(1,395,000)	0
Net gain on sales of discontinued operations									826,489,000	297,956,000	335,299,000
Net income	107,401,000	112,977,000	581,753,000	133,066,000	198,212,000	29,826,000	10,089,000	57,856,000	935,197,000	295,983,000	382,029,000
Investments In Partially Owned Entities (Textuals) [Abstract]
Joint Venture Partner Ownership Percentage	80.00%								80.00%			80.00%
Number of Joint Ventures	2								2			2
Partners Payments To Acquire Equity Method Investments												40,100,000
Equity Method Investment, Ownership Percentage	20.00%				25.00%				20.00%	25.00%		20.00%
Project Cost	232,800,000								232,800,000			232,800,000
Number of joint venture loans	2								2			2
Equity Method Investment Remaining Funding Obligation	5,400,000								5,400,000			5,400,000
Land purchase price	76,100,000								76,100,000			76,100,000
Business Acquisition, Cost of Acquired Entity, Purchase Price	1,597,111,000				1,554,570,000				1,597,111,000	1,554,570,000	9,200,000	1,597,111,000
Business Acquisition, Cost of Acquired Entity, Transaction Costs	400,000								400,000			400,000
Restricted deposits on real estate investments	43,970,000				0				43,970,000	0		43,970,000
Acquired 75% equity interest					75.00%					75.00%
Units - acquired									6,198	4,445
Payment to Acquire Additional Interest in Unconsolidated Properties									2,021,000	0	0
Disposed properties									47	63
Disposed units									14,345	13,448
Payment from its partners									1,505,025,000	1,140,491,000
Variable Interest Entity Joint Venture Partner Ownership Percentage	50.00%								50.00%			50.00%
Consolidated Development Projects Held for and or Under Development [Member]
Partially Owned Property Balance Sheet Schedule
Partially Owned Consolidated Properties	0								0			0
Partially Owned Consolidated Units	0								0			0
ASSETS
Investment in real estate	160,732,000								160,732,000			160,732,000
Accumulated depreciation	0								0			0
Investment in real estate, net	160,732,000								160,732,000			160,732,000
Cash and cash equivalents	1,638,000								1,638,000			1,638,000
Deposits - restricted	43,970,000								43,970,000			43,970,000
Escrow deposits - mortgage	0								0			0
Deferred financing costs, net	0								0			0
Other assets	3,554,000								3,554,000			3,554,000
Total assets	209,894,000								209,894,000			209,894,000
LIABILITIES AND EQUITY
Total Debt	0								0			0
Accounts payable and accrued expenses	202,000								202,000			202,000
Accrued interest payable	0								0			0
Other liabilities	1,275,000								1,275,000			1,275,000
Security deposits	0								0			0
Total liabilities	1,477,000								1,477,000			1,477,000
Noncontrolling Interests - Partially Owned Properties	78,090,000								78,090,000			78,090,000
EQR equity	130,327,000								130,327,000			130,327,000
Total equity	208,417,000								208,417,000			208,417,000
Total liabilities and equity	209,894,000								209,894,000			209,894,000
Debt-Secured:
Debt Ownership	0								0			0
Noncontrolling Ownership	0								0			0
Partially Owned Property Income Statement Schedule
Operating revenue									0
Real Estate Operating Expenses									249,000
Net operating (loss) income									(249,000)
Depreciation									0
General and administrative/other									152,000
Operating income									(401,000)
Interest and Other Income									6,000
Other Nonoperating Income (Expense)									(487,000)
Interest:
Expense incurred, net									(399,000)
Amortization of Financing Costs									0
Income (loss) before income and other taxes, (loss) from investments in unconsolidated entities, net gain (loss) on sales of unconsolidated entities and land parcels and discontinued operations									(1,281,000)
Income and other tax (expense) benefit									(57,000)
Net gain (loss) on sales of land parcels									4,217,000
Net gain on sales of discontinued operations									169,000
Net income									3,048,000
Consolidated Development Projects Completed and Stabalized [Member]
Partially Owned Property Balance Sheet Schedule
Partially Owned Consolidated Properties	2								2			2
Partially Owned Consolidated Units	441								441			441
ASSETS
Investment in real estate	114,584,000								114,584,000			114,584,000
Accumulated depreciation	(12,228,000)								(12,228,000)			(12,228,000)
Investment in real estate, net	102,356,000								102,356,000			102,356,000
Cash and cash equivalents	1,503,000								1,503,000			1,503,000
Deposits - restricted	2,272,000								2,272,000			2,272,000
Escrow deposits - mortgage	60,000								60,000			60,000
Deferred financing costs, net	65,000								65,000			65,000
Other assets	140,000								140,000			140,000
Total assets	106,396,000								106,396,000			106,396,000
LIABILITIES AND EQUITY
Total Debt	33,419,000								33,419,000			33,419,000
Accounts payable and accrued expenses	1,073,000								1,073,000			1,073,000
Accrued interest payable	104,000								104,000			104,000
Other liabilities	79,000								79,000			79,000
Security deposits	102,000								102,000			102,000
Total liabilities	34,777,000								34,777,000			34,777,000
Noncontrolling Interests - Partially Owned Properties	1,079,000								1,079,000			1,079,000
EQR equity	70,540,000								70,540,000			70,540,000
Total equity	71,619,000								71,619,000			71,619,000
Total liabilities and equity	106,396,000								106,396,000			106,396,000
Debt-Secured:
Debt Ownership	33,419,000								33,419,000			33,419,000
Noncontrolling Ownership	0								0			0
Partially Owned Property Income Statement Schedule
Operating revenue									8,961,000
Real Estate Operating Expenses									3,868,000
Net operating (loss) income									5,093,000
Depreciation									4,163,000
General and administrative/other									6,000
Operating income									924,000
Interest and Other Income									6,000
Other Nonoperating Income (Expense)									0
Interest:
Expense incurred, net									(3,229,000)
Amortization of Financing Costs									(382,000)
Income (loss) before income and other taxes, (loss) from investments in unconsolidated entities, net gain (loss) on sales of unconsolidated entities and land parcels and discontinued operations									(2,681,000)
Income and other tax (expense) benefit									0
Net gain (loss) on sales of land parcels									0
Net gain on sales of discontinued operations									0
Net income									(2,681,000)
Consolidated Other [Member]
Partially Owned Property Balance Sheet Schedule
Partially Owned Consolidated Properties	19								19			19
Partially Owned Consolidated Units	3,475								3,475			3,475
ASSETS
Investment in real estate	449,140,000								449,140,000			449,140,000
Accumulated depreciation	(144,305,000)								(144,305,000)			(144,305,000)
Investment in real estate, net	304,835,000								304,835,000			304,835,000
Cash and cash equivalents	15,578,000								15,578,000			15,578,000
Deposits - restricted	15,177,000								15,177,000			15,177,000
Escrow deposits - mortgage	0								0			0
Deferred financing costs, net	1,179,000								1,179,000			1,179,000
Other assets	144,000								144,000			144,000
Total assets	336,913,000								336,913,000			336,913,000
LIABILITIES AND EQUITY
Total Debt	200,337,000								200,337,000			200,337,000
Accounts payable and accrued expenses	818,000								818,000			818,000
Accrued interest payable	782,000								782,000			782,000
Other liabilities	1,139,000								1,139,000			1,139,000
Security deposits	1,491,000								1,491,000			1,491,000
Total liabilities	204,567,000								204,567,000			204,567,000
Noncontrolling Interests - Partially Owned Properties	(4,863,000)								(4,863,000)			(4,863,000)
EQR equity	137,209,000								137,209,000			137,209,000
Total equity	132,346,000								132,346,000			132,346,000
Total liabilities and equity	336,913,000								336,913,000			336,913,000
Debt-Secured:
Debt Ownership	159,068,000								159,068,000			159,068,000
Noncontrolling Ownership	41,269,000								41,269,000			41,269,000
Partially Owned Property Income Statement Schedule
Operating revenue									57,916,000
Real Estate Operating Expenses									19,115,000
Net operating (loss) income									38,801,000
Depreciation									15,117,000
General and administrative/other									123,000
Operating income									23,561,000
Interest and Other Income									10,000
Other Nonoperating Income (Expense)									(39,000)
Interest:
Expense incurred, net									(11,295,000)
Amortization of Financing Costs									(366,000)
Income (loss) before income and other taxes, (loss) from investments in unconsolidated entities, net gain (loss) on sales of unconsolidated entities and land parcels and discontinued operations									11,871,000
Income and other tax (expense) benefit									(6,000)
Net gain (loss) on sales of land parcels									0
Net gain on sales of discontinued operations									13,259,000
Net income									25,124,000
Partially Owned Properties [Member]
ASSETS
Investment in real estate	724,456,000								724,456,000			724,456,000
Accumulated depreciation	(156,533,000)								(156,533,000)			(156,533,000)
Investment in real estate, net	567,923,000								567,923,000			567,923,000
Cash and cash equivalents	18,719,000								18,719,000			18,719,000
Deposits - restricted	61,419,000								61,419,000			61,419,000
Escrow deposits - mortgage	60,000								60,000			60,000
Deferred financing costs, net	1,244,000								1,244,000			1,244,000
Other assets	3,838,000								3,838,000			3,838,000
Total assets	653,203,000								653,203,000			653,203,000
LIABILITIES AND EQUITY
Total Debt	233,756,000								233,756,000			233,756,000
Accounts payable and accrued expenses	2,093,000								2,093,000			2,093,000
Accrued interest payable	886,000								886,000			886,000
Other liabilities	2,493,000								2,493,000			2,493,000
Security deposits	1,593,000								1,593,000			1,593,000
Total liabilities	240,821,000								240,821,000			240,821,000
Noncontrolling Interests - Partially Owned Properties	74,306,000								74,306,000			74,306,000
EQR equity	338,076,000								338,076,000			338,076,000
Total equity	412,382,000								412,382,000			412,382,000
Total liabilities and equity	653,203,000								653,203,000			653,203,000
Debt-Secured:
Debt Ownership	192,487,000								192,487,000			192,487,000
Noncontrolling Ownership	41,269,000								41,269,000			41,269,000
Partially Owned Property Income Statement Schedule
Operating revenue									66,877,000
Real Estate Operating Expenses									23,232,000
Net operating (loss) income									43,645,000
Depreciation									19,280,000
General and administrative/other									281,000
Operating income									24,084,000
Interest and Other Income									22,000
Other Nonoperating Income (Expense)									(526,000)
Interest:
Expense incurred, net									(14,923,000)
Amortization of Financing Costs									(748,000)
Income (loss) before income and other taxes, (loss) from investments in unconsolidated entities, net gain (loss) on sales of unconsolidated entities and land parcels and discontinued operations									7,909,000
Income and other tax (expense) benefit									(63,000)
Net gain (loss) on sales of land parcels									4,217,000
Net gain on sales of discontinued operations									13,428,000
Net income									25,491,000
Unconsolidated Properties [Member]
Investments In Partially Owned Entities (Textuals) [Abstract]
Unconsolidated Properties Acquired										7
Units - acquired										1,811
Payment to Acquire Additional Interest in Unconsolidated Properties										30,000,000
Early repayment of debt					70,000,000					70,000,000
Disposed properties										24
Disposed units										5,635
Payment from its partners										25,400,000
Unconsolidated debt maturities repayments of principal after eight months					264,800,000					264,800,000
Joint Venture Partner [Member]
LIABILITIES AND EQUITY
Noncontrolling Interests - Partially Owned Properties	75,800,000								75,800,000			75,800,000
Investments In Partially Owned Entities (Textuals) [Abstract]
Land purchase price	57,900,000								57,900,000			57,900,000
Business Acquisition, Cost of Acquired Entity, Purchase Price	75,700,000								75,700,000			75,700,000
Business Acquisition, Cost of Acquired Entity, Transaction Costs	300,000								300,000			300,000
Restricted deposits on real estate investments	17,500,000								17,500,000			17,500,000
Company's Portion [Member]
Investments In Partially Owned Entities (Textuals) [Abstract]
Business Acquisition, Cost of Acquired Entity, Purchase Price	102,500,000								102,500,000			102,500,000
Restricted deposits on real estate investments	$ 26,000,000								$ 26,000,000			$ 26,000,000